TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	FIXED INCOME - 99.4%
472,600	iShares Broad USD High Yield Corporate Bond ETF	$17,788,664
646,900	iShares Fallen Angels USD Bond ETF	17,835,033
748,500	SPDR Portfolio High Yield Bond ETF	17,829,270
481,100	Xtrackers USD High Yield Corporate Bond ETF	17,824,755
	TOTAL EXCHNAGE-TRADED FUNDS (Cost $71,015,252)	71,277,722

	TOTAL INVESTMENTS - 99.4% (Cost $71,015,252)	$71,277,722
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	466,007
	NET ASSETS - 100.0%	$71,743,729

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 86.2%
	EQUITY - 86.2%
382,080	iShares Core S&P 500 ETF					$265,557,062
	TOTAL EXCHANGE-TRADED FUNDS (Cost $229,296,076)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 7.5%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 7.5%
912	CME E-Mini Standard & Poor's 500 Index Future	EDF	12/17/2027	$6,800	$334,156,800	$22,891,200
456	CME E-Mini Standard & Poor's 500 Index Future	EDF	03/20/2026	5,850	158,819,100	324,900
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $23,993,461)					23,216,100

	TOTAL INVESTMENTS - 93.7% (Cost $253,289,537)					$288,773,162
	PUT OPTIONS WRITTEN - (0.7)% (Premiums received - $2,587,739)					(2,205,900)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.0%					21,564,897
	NET ASSETS - 100.0%					$308,132,159

	WRITTEN FUTURE OPTIONS - (0.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.7)%
456	CME E-Mini Standard & Poor's 500 Index Future	EDF	03/20/2026	$6,800	$158,819,100	$2,205,900
	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $2,587,739)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
123	CME E-Mini Standard & Poor's 500 Index Future		EDF	03/23/2026	$42,839,363	$535,523
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.